Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 3,693	$ 3,373	$ 2,295
Salary, wages and bonus [Member]
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	3,291	2,996	1,991
Allowance [Member]
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	236	241	173
Severance [Member]
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	122	105	100
Others [Member]
Schedule of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 44	$ 31	$ 31